9. Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Stockholders' Equity

Common Stock

For the nine months ended September 30, 2017, individuals exercised Series D warrants to purchase 998,079 shares of common stock at a price of $0.75 per share for cash totaling $748,535. These warrants were related to BBNA merger.

For the nine months ended September 30, 2017, we issued 337,998 shares of common stock for services performed with a fair value of $380,683.

For the nine months ended September 30, 2017, we issued 11,250 shares of common stock pursuant to our Private Placement Memorandum with a fair value of $45,000 ($4.00 per share).

As part of the reverse merger on May 9, 2017, 94,343,776 shares of common stock were issued to the shareholders of OTE in exchange for common stock in the merged company.

As a part of our agreement with the Memphis Investors, the Board re-priced 14,692,500 warrants and 100,000 options to $0.00 and exercised the warrants and options and issued 14,792,500 shares of common stock. These warrants had a fair value of $6,769,562. Per ASC Topic 718, this exchange is treated as a modification. The incremental value of $6,769,562 measured as the excess of the fair value of the modified award over the fair value of the original award immediately before the modification using the Black-Scholes option pricing model was expensed fully when they were exercised.

We used the following assumptions for warrants and options on February 1, 2017:

Expected volatility:	77%
Expected lives:	Various (30 days – 7 years)
Risk-free interest rate:	Various (0.50%-2.27%)
Expected dividend yield:	None

On May 8, 2017, JPF Venture Group, Inc. (“JPF”), an investment entity that is majority-owned by Jeremy Feakins, the Company’s director, chief executive officer, and chief financial officer transferred 148,588 shares of common stock for $111,440 to the Company to fulfill an over commitment of “D” warrants.

On May 9, 2017, the company issued 534,555 shares of common stock to the former shareholders of TetriDyn Solutions, Inc. for the assumption of $617,032 of accrued expenses and $1,015,506 of convertible notes and notes payable from related and unrelated parties. The company recorded a debit of $1,628,026 to the additional paid in capital as part of the recapitalization.

On June 5, 2017, a note holder elected to convert a $25,000 convertible note payable for 1,806,298 shares of common stock ($0.014 per share).

On August 15, 2017, Series B note holders elected to convert $316,666 in notes payable for 316,666 shares of common stock at a conversion rate of $1.00. In addition, they converted accrued interest in the amount of $120,898 for 120,898 shares of common stock. The shares were recorded at fair value of $1,165,892. The Company recorded a loss on the settlement of debt of $728,328 on the conversion date.

On August 15, 2017, Clean Energy note holders elected to convert $166,800 in notes payable for 139,000 shares of common stock at a conversion rate of $1.20. In addition, they converted accrued interest in the amount of $48,866 for 40,722 shares of common stock.

On August 15, 2017, Jeremy P. Feakins & Associates, LLC, an investment entity that is majority-owned by Jeremy Feakins, the Company’s director, chief executive officer, and chief financial officer, elected to convert $618,500 in notes payable for 618,500 shares of common stock at a conversion rate of $1.00. In addition, they converted accrued interest in the amount of $207,731 for 207,731 shares of common stock.

On September 8, 2017, JPF Venture Group, Inc. (“JPF”), an investment entity that is majority-owned by Jeremy Feakins, the Company’s director, chief executive officer, and chief financial officer, elected to convert $50,000 in notes payable for 3,612,596 shares of common stock at a conversion rate of $0.014. In addition, they converted accrued interest in the amount of $6,342 for 458,198 shares of common stock.

Warrants and Options

The following table summarizes all warrants outstanding and exercisable for the nine-month period ended September 30, 2017:

	Number of	Weighted Average
Warrants	Warrants	Exercise Price
Balance at December 31, 2016	15,912,210	$0.76
Granted	–	$0.00
Exercised	(998,079)	$0.75
Exercised (re-priced to $0.00)	(14,692,500)	$0.00
Forfeited	(221,631)
Balance at September 30, 2017	–

The following table summarizes all options outstanding and exercisable for the nine-month period ended September 30, 2017:

	Number of	Weighted Average
Options	Options	Exercise Price
Balance at December 31, 2016	100,000	$0.75
Exercised	(100,000)	$0.75
Balance at September 30, 2017	–

(A) Common Stock

During 2015, individuals exercised warrants to purchase 537,989 shares of common stock at a price of $0.75 per share for cash totaling $403,492. These warrants were related to the Series C and E warrants associated with the BBNA merger.

During 2015, individuals exercised warrants to purchase 620,000 shares of common stock at a price of $0.50 per share for cash totaling $310,000. These warrants were related to the Series D warrants associated with the BBNA merger.

During 2015, we issued 2,844,000 shares of common stock to officers and employees with a fair value of $2,417,400 ($0.85 per share).

During 2015, we issued 157,295 shares of common stock for services performed with a fair value of $133,701 ($0.85 per share).

During 2016, individuals exercised warrants to purchase 455,666 shares of common stock at a price of $0.75 per share for cash totaling $341,750. These warrants were related to the Series C and E warrants associated with the BBNA merger.

During 2016, individuals exercised warrants to purchase 1,380,000 shares of common stock at a price of $0.50 per share for cash totaling $690,000. These warrants were related to the Series D warrants associated with the BBNA merger.

During 2016, we issued 1,197,753 shares of common stock for services performed with a fair value of $1,018,090 ($0.85 per share).

During 2016, the note holder, a private venture fund, in which our chief executive officer is an officer and director exercised a warrant to purchase 8,000,000 shares of common stock with an exercise price of $0.25 in lieu of repayment of $2,000,000 of note payable. The noteholder also converted $171,824 of accrued interest into 687,291 shares of common stock with a fair value of

$584,198 ($0.85 per share).

(B) Warrants and Options

We used the following assumptions for options during the year ended December 31, 2016:

Expected volatility:	61%
Expected lives:	Less than 1 Year
Risk-free interest rate:	0.62%
Expected dividend yield:	None

We used the following assumptions for options during the year ended December 31, 2015:

Expected volatility:	54%
Expected lives:	1 Year
Risk-free interest rate:	0.32%
Expected dividend yield:	None

During 2012, we issued warrants to purchase 1,075,000 shares of common stock in conjunction with Series A notes payable that are exercisable at a price of $3.00 per share and expire on March 31, 2017.

During 2013, we issued warrants to purchase 105,000 shares of common stock in conjunction with Series B notes payable that are exercisable at a price to be determined pursuant to a specified formula (see Note 5). Effective July 21, 2014, the Company was approved for listing on the GXG Markets First Quote platform with an $0.85 per share price, establishing a price of $0.68 per share for the warrants and making them all exercisable.

During 2013, we issued warrants to purchase 300,000 shares of common stock, with an exercise price equal to the greater of a 50% discount off of the stock price at our initial public offering of shares in conjunction with a note payable to an entity owned by our chief executive officer in the amount of $100,000. Effective July 21, 2014, the Company was approved for listing on the GXG Markets First Quote platform with an $0.85 per share price, establishing a price of $0.425 per share for the warrants and making them all exercisable.

As part of the merger with BBNA, we assumed outstanding warrants to purchase 10,000,000 shares of common stock. These warrants are grouped into five tranches of 2,000,000 shares. The pricing for each tranche is as follows: Series A and Series B are $0.50 per share; Series C is $0.75 per share; Series D is $1.00 per share; and Series E is $1.25 per share. These warrants expire on December 31, 2018. During 2014, 5,786,635 of these warrants were exercised and 1,157,989 were exercised during 2015. In addition, we repriced the Series D warrants to $0.75 per share and Series E warrants to $0.50 per share.

During 2014, we issued warrants to purchase 12,912,500 shares of common stock, with an exercise price equal to the greater of a 50% discount of the stock price at our initial public offering of shares in conjunction with a note payable to an entity owned by our chief executive officer in the amount of $2,265,000 (see Note 5). Effective July 21, 2014, the Company was approved for listing on the GXG Markets First Quote platform with an $0.85 per share price, establishing a price of $0.425 per share for the warrants and making them all exercisable. On April 4, 2016, the note holder agreed to amend the note to extend the due date of the note to December 31, 2017. We did not modify the terms of the warrants.

During 2014, we issued warrants to purchase 300,000 shares of common stock, with an exercise price of $1.00 per share, in conjunction with notes payable to individuals, including a related party, in the amount of $300,000. These warrants expire on December 31, 2018 (see Note 5).

On July 28, 2015, we issued warrants to purchase 4,480,000 shares of common stock with an exercise price of $0.25 per share in conjunction with the loan agreement with a private venture fund, which is a related party, to provide us up to $1,000,000 in working capital. The warrants expire on April 30, 2016. We calculated the fair value of the warrant using the Black-Scholes option-pricing model with the following weighted average assumptions: no dividend yield for all the years; expected volatility of 54%; risk-free interest rate of 0.32%; and an expected life of one year (see Notes 6 and 9). On March 15, 2016, the note holder agreed to amend the note to increase the working capital loan to up to $2,000,000 and extend the date of repayment to the earlier of: (i) the first anniversary of the date of issuance; (ii) the completion by us of equity financing resulting in our receipt of gross proceeds of at least $2,000,000; or (iii) the financial closing of the Baha Mar project, and we agreed to increase the warrant to up to 8,000,000 shares and extend the expiration date to December 31, 2016. On August 31, 2016, the note holder exercised a warrant to purchase 8,000,000 shares of common stock with an exercise price of $0.25 in lieu of repayment of $2,000,000 of note payable. The note holder also converted $171,824 of accrued interest into 687,291 shares of common stock with a fair value of $584,198 ($0.85 per share). The total conversion was 8,687,291 shares for $2,584,198.

The following table summarizes all warrants outstanding and exercisable for the years ended December 31, 2016 and 2015:

Warrants	Number of Warrants	Range of Exercise Price
Balance at December 31, 2014	18,905,865	$0.43-$1.00
Granted	4,480,000	$0.25
Exercised	(1,157,989)	$0.50 - $0.75
Forfeited	–
Balance at December 31, 2015	22,227,876	$0.25 - $3.00
Granted	3,520,000	$0.25
Exercised	(9,835,666)	$0.25 - $.75
Forfeited	–
Balance at December 31, 2016	15,912,210	$0.25 - $3.00
Exercisable December 31, 2016	15,912,210

On, January 1, 2015, we issued to our vice president shareholder relations three-year options to purchase an aggregate of 100,000 shares of common stock at $0.75 per share. The options vest in four segments of 25,000 shares per quarter commencing on: March 31, 2015; June 30, 2015; September 30, 2015, and December 31, 2015. The options expire on January 1, 2018. We calculated the fair value of the options by using the Black-Scholes option-pricing model with the following weighted average assumptions: no dividend yield for all the years; expected volatility of 54%; risk- free interest rate of 0.25%; and an expected life of one year. The fair value of the options was $22,440 or $0.2244 per option.

See Subsequent Events Note 10 concerning the exercise of warrants.

The following table summarizes all options outstanding and exercisable for the years ended December 31, 2016 and 2015:

Options	Number of Options	Range of Exercise Price
Balance at December 31, 2014	–	$0.00
Granted	100,000	$0.75
Exercised	–	-
Forfeited	–	-
Balance at December 31, 2015	100,000	$0.75
Granted	–	-
Exercised	–	-
Forfeited	–	-
Balance at December 31, 2016	100,000	$0.75
Exercisable December 31, 2016	100,000	$0.75